Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 583,270	$ (81,597)	$ 162,367
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	182,669	188,755	203,772
Amortization	13,093	14,979	15,983
Tax expense (recovery)	89,596	51,409	71,035
Interest expense	270,350	221,756	187,994
Interest income	(63,838)	(23,564)	(4,392)
(Gain) loss on foreign exchange	(77,758)	239,591	(27,539)
(Gain) loss on changes in fair value of financial instruments		(4,314)	18,684
Share-based compensation	33,015	67,428	73,723
(Gain) loss on disposal of assets	(59)	(7)	848
Gain on repurchase of debt	(230,080)	(106,916)
Impairment	79,740
Deferred revenue amortization	(59,337)	(77,075)	(64,998)
Pension expense	5,674	7,587	8,133
C-band clearing income	(344,892)		(42,860)
Other	2,958	(1,184)	(1,953)
Income taxes paid, net of income tax received	(66,841)	(98,143)	(94,242)
Interest paid, net of interest received	(209,261)	(163,113)	(154,433)
Operating assets and liabilities	(39,212)	(6,744)	(58,625)
Net cash from operating activities	169,087	228,848	293,497
Cash flows (used in) generated from investing activities
Cash payments related to satellite programs	(83,319)	(31,805)	(279,941)
Cash payments related to property and other equipment	(42,920)	(32,701)	(31,725)
Purchase of intangible assets	(13,267)	(71)	(1,162)
C-band clearing proceeds	351,438	64,651	42,860
Net cash (used in) generated from investing activities	211,932	74	(269,968)
Cash flows (used in) generated from financing activities
Proceeds from indebtedness			619,900
Payment of debt issue costs			(6,834)
Repurchase of indebtedness	(344,014)	(97,234)
Payments of principal on lease liabilities	(2,171)	(2,498)	(2,178)
Satellite performance incentive payments	(6,385)	(6,667)	(6,914)
Tax withholdings on settlement of restricted share units	(3,198)
Proceeds from exercise of stock options	27		16
Government grant received	1,089	22,324
Initial costs from transaction			1,260
Final Transaction adjustment payment		(20,790)
Dividends on Director Voting Preferred shares			(10)
Net cash (used in) generated from financing activities	(354,652)	(104,865)	605,240
Effect of changes in exchange rates on cash and cash equivalents	(35,070)	104,142	2,446
Changes in cash and cash equivalents	(8,703)	228,199	631,215
Cash and cash equivalents, beginning of year	1,677,792	1,449,593	818,378
Cash and cash equivalents, end of year	$ 1,669,089	$ 1,677,792	$ 1,449,593